Reserves	12 Months Ended
Dec. 31, 2019
Other Reserves [Abstract]
Reserves
21.	Reserves

Other reserves consist of the following (in thousands):

	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Other	Total other reserves
At December 31, 2016	$747	$(8,666)	$27,776	$-	$-	$-	$19,857
Transactions with non-controlling interests	-	-	-	-	2,161	-	2,161
Share based payments - equity settled	-	-	16,457	-	-	-	16,457
At December 31, 2017	747	(8,666)	44,233	-	2,161	-	38,475
Movement in cash flow hedge reserve	-	-	-	436	-	-	436
Share based payments - equity settled	-	-	28,563	-	-	-	28,563
At December 31, 2018	747	(8,666)	72,796	436	2,161	-	67,474
Shares issued - acquisition of a subsidiary	-	-	-	-	393,853	-	393,853
Movement in cash flow hedge reserve	-	-	-	(3,385)	-	-	(3,385)
Share based payments - equity settled	-	-	76,383	-	-	-	76,383
Share based payments - reverse vesting shares	-	-	(82,646)	-	-	-	(82,646)
Exercise of warrants	(747)	-	-	-	-	-	(747)
Transaction with non-controlling interests	-	-	-	-	-	(101,311)	(101,311)
Impairment loss on revaluation of investments	-	-	-	-	-	(100)	(100)
Remeasurement loss on legally required severance plan	-	-	-	-	-	(58)	(58)
At December 31, 2019	$-	$(8,666)	$66,533	$(2,949)	$396,014	$(101,469)	$349,463

The warrant reserve represents the cumulative expense of the shares to be issued where the Group has issued warrants. On exercise, the cumulative warrant expense is reclassified to accumulated losses. During 2019, all the warrants were exercised.

The changes in ownership reserve represents transactions with former non-controlling interests of the Group.

The share based payments reserve represents the Group’s cumulative equity settled share option expense. On exercise, the cumulative share option expense is reclassified to accumulated losses.

The cash flow hedge reserve is used to recognize the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges.

The merger relief reserve represents the excess over nominal share capital where there has been share consideration as part of a business combination.

The transaction with non-controlling interests represents the initial recognition of the Chalhoub partnership.